Schedule I-Condensed Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	$ (49,943,775)	$ (25,541,812)	$ (84,575,539)
Loss from operations	53,826,759	(11,943,573)	(106,917,828)
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Deemed dividend on issuance of Series A Preferred Shares			(49,214,977)
Net (loss) income attributable to ordinary shareholders	52,299,863	(9,472,074)	(156,486,502)
Comprehensive loss
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	3,518,820	994,606	(569,628)
Comprehensive (loss) income	55,818,683	(8,477,468)	(107,841,153)
Parent company
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	(12,456,263)	(7,596,949)	(73,927,902)
Loss from operations	(12,456,263)	(7,596,949)	(73,927,902)
Equity in (losses) incomes of subsidiaries and a variable interest entity	64,756,126	(1,875,125)	(33,343,623)
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Deemed dividend on issuance of Series A Preferred Shares			(49,214,977)
Net (loss) income attributable to ordinary shareholders	52,299,863	(9,472,074)	(156,486,502)
Comprehensive loss
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	3,518,820	994,606	(569,628)
Comprehensive (loss) income	$ 55,818,683	$ (8,477,468)	$ (107,841,153)